Derivative financial instruments - Derivatives held for risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	£ 566	£ 173
Derivative liabilities held for risk management	(980)	(587)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	43,359,755	42,292,485
Held for risk management [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	566	173
Derivative liabilities held for risk management	(980)	(587)
Held for risk management [Member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	566	173
Derivative liabilities held for risk management	(980)	(587)
Held for risk management [Member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	189,784	181,375
Held for risk management [Member] | Derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	20,936	10,719
Held for risk management [Member] | Derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	168,848	170,656
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	386	7
Derivative liabilities held for risk management	0	(1)
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	35	7
Derivative liabilities held for risk management	0	(1)
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	351	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Cash flow hedges [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	74,437	67,773
Held for risk management [Member] | Cash flow hedges [member] | Derivatives [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,433	1,195
Held for risk management [Member] | Cash flow hedges [member] | Derivatives [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,596	0
Held for risk management [Member] | Cash flow hedges [member] | Derivatives [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	65,408	66,578
Held for risk management [Member] | Fair value hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	155	136
Derivative liabilities held for risk management	(980)	(586)
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	155	136
Derivative liabilities held for risk management	(980)	(586)
Held for risk management [Member] | Fair value hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Fair value hedges [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	114,556	112,457
Held for risk management [Member] | Fair value hedges [member] | Derivatives [member] | OTC derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,116	8,379
Held for risk management [Member] | Fair value hedges [member] | Derivatives [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	103,440	104,078
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	566	173
Derivative liabilities held for risk management	(980)	(587)
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | At fair value [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	25	30
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	791	1,145
Derivative assets held for held for risk management	25	30
Derivative liabilities held for risk management	0	0
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Derivatives [member] | OTC derivatives [member] | Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 791	£ 1,145